Business Combinations - Wincher Purchase Price Allocation (Details) - USD ($) $ in Thousands	1 Months Ended
	Apr. 30, 2025	Dec. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Jul. 31, 2024	Dec. 31, 2023
Business Combination [Line Items]
Goodwill		$ 38,813			$ 25,269		$ 12,867
Developed technology
Business Combination [Line Items]
Finite-lived intangible asset, useful life	2 years		2 years	2 years		2 years
Customer relationships
Business Combination [Line Items]
Finite-lived intangible asset, useful life	5 years		5 years	5 years		5 years
Wincher International AB
Business Combination [Line Items]
Total consideration paid	$ 7,119
Cash and cash equivalents	722
Accounts receivable	9
Other current assets	44
Property and equipment	5
Goodwill	5,963
Trade and other payables	(248)
Deferred revenue	(364)
Deferred tax liabilities, net	(257)
Total identifiable assets acquired, net of liabilities	7,119
Wincher International AB | Developed technology
Business Combination [Line Items]
Developed Technology, Customer relationships	278
Wincher International AB | Customer relationships
Business Combination [Line Items]
Developed Technology, Customer relationships	$ 967